Derivative Financial Instruments - Disclosure Details of the Changes in Gold Collar and Forward Contracts Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments [Line Items]
Balance - beginning of year	$ 154,566
Balance - end of year	84,857	$ 154,566
Gold collars and forward contracts
Derivative Financial Instruments [Line Items]
Balance - beginning of year	91,393	0
Assumed in Leagold Acquisition (note 5(e))	0	78,526
Change in fair value	(16,605)	48,091
Settlements	(41,452)	(35,224)
Balance - end of year	$ 33,336	$ 91,393